Staff Retirement Plans	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Staff Retirement Plans
11.	Staff Retirement Plans

The Company operates a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The MPF is a defined contribution scheme and the assets of the scheme are managed by trustees independent of the Company.

The MPF is available to all employees aged 18 to 64 and with at least 60 days of service under the employment of the Company in Hong Kong. Contributions are made by the Company at 5% based on the staff’s relevant income received from the Company. The maximum relevant income for contribution purposes is $3.8 per month per employee. Eligible staff members are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefits are required by law to be preserved until the retirement age of 65 for employees in Hong Kong.

According to the applicable laws and regulations in the PRC, the Company is required to contribute 13%-14% and 16% of the stipulated salary set by the local governments of Shenzhen and Wuxi, respectively. The principal obligation of the Company with respect to these retirement benefit schemes is to make the required contributions under the scheme. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Company’s contribution to the staff retirement plans in Hong Kong and the PRC amounted to $152, $314 and $361 for the years ended December 31, 2017, 2018 and 2019, respectively.